Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Earnings Per Share
Net income	$ 143,273	$ 115,907	$ 102,236
Weighted average shares outstanding (in shares)	85,443	85,068	84,791
Weighted average common and common equivalent shares outstanding (in shares)	87,323	86,818	86,451
Earning per share, Basic	$ 1.68	$ 1.36	$ 1.21
Earning per share, Diluted	$ 1.64	$ 1.34	$ 1.18
Employee Stock Options
Earnings Per Share
Dilutive effect of employee stock options (in shares)	587	505	455
Restricted stock and Performance share
Earnings Per Share
Dilutive effect of employee stock options (in shares)	1,293	1,245	1,205